Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Variable Portfolio – Conservative Portfolio Class 1 [Member]
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Conservative Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Variable Portfolio – Conservative Portfolio (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $ 10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$7	0.13%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
Net Assets	$ 825,571,292
Holdings Count | Holding	40
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$825,571,292
Total number of portfolio holdings	40
Portfolio turnover for the reporting period	15%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	29.3%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	13.4%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	11.9%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	6.9%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	3.9%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	3.5%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	3.3%
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares	2.9%
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	2.9%
Uniform Mortgage-Backed Security TBA 07/15/2054 5.500%	1.8%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	29.3%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	13.4%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	11.9%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	6.9%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	3.9%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	3.5%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	3.3%
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares	2.9%
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	2.9%
Uniform Mortgage-Backed Security TBA 07/15/2054 5.500%	1.8%

Variable Portfolio – Conservative Portfolio Class 2 [Member]
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Conservative Portfolio
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Variable Portfolio – Conservative Portfolio (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
Net Assets	$ 825,571,292
Holdings Count | Holding	40
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$825,571,292
Total number of portfolio holdings	40
Portfolio turnover for the reporting period	15%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to
change.
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	29.3%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	13.4%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	11.9%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	6.9%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	3.9%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	3.5%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	3.3%
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares	2.9%
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	2.9%
Uniform Mortgage-Backed Security TBA 07/15/2054 5.500%	1.8%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	29.3%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	13.4%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	11.9%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	6.9%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	3.9%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	3.5%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	3.3%
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares	2.9%
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	2.9%
Uniform Mortgage-Backed Security TBA 07/15/2054 5.500%	1.8%

Variable Portfolio – Conservative Portfolio Class 4 [Member]
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Conservative Portfolio
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Variable Portfolio – Conservative Portfolio (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
Net Assets	$ 825,571,292
Holdings Count | Holding	40
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$825,571,292
Total number of portfolio holdings	40
Portfolio turnover for the reporting period	15%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio
composition is subject to change.
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	29.3%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	13.4%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	11.9%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	6.9%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	3.9%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	3.5%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	3.3%
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares	2.9%
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	2.9%
Uniform Mortgage-Backed Security TBA 07/15/2054 5.500%	1.8%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	29.3%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	13.4%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	11.9%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	6.9%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	3.9%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	3.5%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	3.3%
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares	2.9%
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	2.9%
Uniform Mortgage-Backed Security TBA 07/15/2054 5.500%	1.8%

Variable Portfolio – Moderately Conservative Portfolio Class 1 [Member]
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Moderately Conservative Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Variable Portfolio – Moderately Conservative Portfolio (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 2,070,674,633
Holdings Count | Holding	44
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$2,070,674,633
Total number of portfolio holdings	44
Portfolio turnover for the reporting period	15%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	26.1%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	11.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	8.6%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	6.5%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	4.4%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	4.1%
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares	2.8%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	2.6%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	2.3%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares	2.1%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	26.1%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	11.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	8.6%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	6.5%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	4.4%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	4.1%
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares	2.8%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	2.6%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	2.3%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares	2.1%

Variable Portfolio – Moderately Conservative Portfolio Class 2 [Member]
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Moderately Conservative Portfolio
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Variable Portfolio – Moderately Conservative Portfolio (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 2,070,674,633
Holdings Count | Holding	44
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$2,070,674,633
Total number of portfolio holdings	44
Portfolio turnover for the reporting period	15%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to
change.
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	26.1%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	11.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	8.6%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	6.5%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	4.4%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	4.1%
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares	2.8%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	2.6%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	2.3%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares	2.1%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	26.1%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	11.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	8.6%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	6.5%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	4.4%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	4.1%
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares	2.8%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	2.6%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	2.3%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares	2.1%

Variable Portfolio – Moderately Conservative Portfolio Class 4 [Member]
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Moderately Conservative Portfolio
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Variable Portfolio – Moderately Conservative Portfolio (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $ 10,000 investment
Class 4	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 2,070,674,633
Holdings Count | Holding	44
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$2,070,674,633
Total number of portfolio holdings	44
Portfolio turnover for the reporting period	15%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	26.1%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	11.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	8.6%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	6.5%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	4.4%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	4.1%
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares	2.8%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	2.6%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	2.3%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares	2.1%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	26.1%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	11.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	8.6%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	6.5%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	4.4%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	4.1%
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares	2.8%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	2.6%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	2.3%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares	2.1%

Variable Portfolio – Moderate Portfolio Class 1 [Member]
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Moderate Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Variable Portfolio – Moderate Portfolio (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 13,967,424,111
Holdings Count | Holding	42
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$13,967,424,111
Total number of portfolio holdings	42
Portfolio turnover for the reporting period	21%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net
assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	13.8%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	8.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	7.5%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	6.1%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	5.4%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	5.0%
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares	4.9%
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	4.2%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	3.3%
CTIVP ® – Principal Blue Chip Growth Fund, Class 1 Shares	3.1%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	13.8%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	8.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	7.5%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	6.1%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	5.4%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	5.0%
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares	4.9%
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	4.2%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	3.3%
CTIVP ® – Principal Blue Chip Growth Fund, Class 1 Shares	3.1%

Variable Portfolio – Moderate Portfolio Class 2 [Member]
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Moderate Portfolio
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Variable Portfolio – Moderate Portfolio (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 13,967,424,111
Holdings Count | Holding	42
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$13,967,424,111
Total number of portfolio holdings	42
Portfolio turnover for the reporting period	21%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject
to change.
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	13.8%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	8.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	7.5%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	6.1%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	5.4%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	5.0%
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares	4.9%
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	4.2%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	3.3%
CTIVP ® – Principal Blue Chip Growth Fund, Class 1 Shares	3.1%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	13.8%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	8.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	7.5%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	6.1%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	5.4%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	5.0%
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares	4.9%
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	4.2%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	3.3%
CTIVP ® – Principal Blue Chip Growth Fund, Class 1 Shares	3.1%

Variable Portfolio – Moderate Portfolio Class 4 [Member]
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Moderate Portfolio
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Variable Portfolio – Moderate Portfolio (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 13,967,424,111
Holdings Count | Holding	42
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$13,967,424,111
Total number of portfolio holdings	42
Portfolio turnover for the reporting period	21%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to
change.
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	13.8%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	8.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	7.5%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	6.1%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	5.4%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	5.0%
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares	4.9%
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	4.2%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	3.3%
CTIVP ® – Principal Blue Chip Growth Fund, Class 1 Shares	3.1%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	13.8%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	8.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	7.5%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	6.1%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	5.4%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	5.0%
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares	4.9%
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	4.2%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	3.3%
CTIVP ® – Principal Blue Chip Growth Fund, Class 1 Shares	3.1%

Variable Portfolio – Moderately Aggressive Portfolio Class 1 [Member]
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Moderately Aggressive Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Variable Portfolio – Moderately Aggressive Portfolio (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 5,963,408,783
Holdings Count | Holding	42
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$5,963,408,783
Total number of portfolio holdings	42
Portfolio turnover for the reporting period	18%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to
change.
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	7.4%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	7.3%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	6.6%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	6.4%
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares	6.3%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	4.9%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	4.5%
CTIVP ® – Principal Blue Chip Growth Fund, Class 1 Shares	4.4%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	4.0%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	3.9%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	7.4%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	7.3%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	6.6%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	6.4%
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares	6.3%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	4.9%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	4.5%
CTIVP ® – Principal Blue Chip Growth Fund, Class 1 Shares	4.4%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	4.0%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	3.9%

Variable Portfolio – Moderately Aggressive Portfolio Class 2 [Member]
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Moderately Aggressive Portfolio
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Variable Portfolio – Moderately Aggressive Portfolio (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 5,963,408,783
Holdings Count | Holding	42
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$5,963,408,783
Total number of portfolio holdings	42
Portfolio turnover for the reporting period	18%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup
of
the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	7.4%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	7.3%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	6.6%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	6.4%
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares	6.3%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	4.9%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	4.5%
CTIVP ® – Principal Blue Chip Growth Fund, Class 1 Shares	4.4%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	4.0%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	3.9%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	7.4%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	7.3%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	6.6%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	6.4%
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares	6.3%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	4.9%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	4.5%
CTIVP ® – Principal Blue Chip Growth Fund, Class 1 Shares	4.4%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	4.0%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	3.9%

Variable Portfolio – Moderately Aggressive Portfolio Class 4 [Member]
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Moderately Aggressive Portfolio
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Variable Portfolio – Moderately Aggressive Portfolio (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 5,963,408,783
Holdings Count | Holding	42
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$5,963,408,783
Total number of portfolio holdings	42
Portfolio turnover for the reporting period	18%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to
change.
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	7.4%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	7.3%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	6.6%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	6.4%
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares	6.3%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	4.9%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	4.5%
CTIVP ® – Principal Blue Chip Growth Fund, Class 1 Shares	4.4%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	4.0%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	3.9%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	7.4%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	7.3%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	6.6%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	6.4%
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares	6.3%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	4.9%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	4.5%
CTIVP ® – Principal Blue Chip Growth Fund, Class 1 Shares	4.4%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	4.0%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	3.9%

Variable Portfolio – Aggressive Portfolio Class 1 [Member]
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Aggressive Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Variable Portfolio – Aggressive Portfolio (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 2,360,868,109
Holdings Count | Holding	42
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$2,360,868,109
Total number of portfolio holdings	42
Portfolio turnover for the reporting period	22%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change
.
Top Holdings
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	8.2%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	8.1%
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares	7.2%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	6.5%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	6.4%
CTIVP ® – Principal Blue Chip Growth Fund, Class 1 Shares	5.5%
CTIVP ® – Westfield Select Large Cap Growth Fund, Class 1 Shares	4.8%
Variable Portfolio – Partners International Growth Fund, Class 1 Shares	4.8%
Variable Portfolio – Partners International Value Fund, Class 1 Shares	4.7%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	4.3%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	8.2%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	8.1%
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares	7.2%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	6.5%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	6.4%
CTIVP ® – Principal Blue Chip Growth Fund, Class 1 Shares	5.5%
CTIVP ® – Westfield Select Large Cap Growth Fund, Class 1 Shares	4.8%
Variable Portfolio – Partners International Growth Fund, Class 1 Shares	4.8%
Variable Portfolio – Partners International Value Fund, Class 1 Shares	4.7%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	4.3%

Variable Portfolio – Aggressive Portfolio Class 2
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Aggressive Portfolio
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Variable Portfolio – Aggressive Portfolio (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 2,360,868,109
Holdings Count | Holding	42
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,360,868,109
Total number of portfolio holdings	42
Portfolio turnover for the reporting period	22%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives a re
excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	8.2%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	8.1%
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares	7.2%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	6.5%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	6.4%
CTIVP ® – Principal Blue Chip Growth Fund, Class 1 Shares	5.5%
CTIVP ® – Westfield Select Large Cap Growth Fund, Class 1 Shares	4.8%
Variable Portfolio – Partners International Growth Fund, Class 1 Shares	4.8%
Variable Portfolio – Partners International Value Fund, Class 1 Shares	4.7%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	4.3%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	8.2%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	8.1%
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares	7.2%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	6.5%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	6.4%
CTIVP ® – Principal Blue Chip Growth Fund, Class 1 Shares	5.5%
CTIVP ® – Westfield Select Large Cap Growth Fund, Class 1 Shares	4.8%
Variable Portfolio – Partners International Growth Fund, Class 1 Shares	4.8%
Variable Portfolio – Partners International Value Fund, Class 1 Shares	4.7%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	4.3%

Variable Portfolio – Aggressive Portfolio Class 4
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Aggressive Portfolio
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Variable Portfolio – Aggressive Portfolio (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 2,360,868,109
Holdings Count | Holding	42
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,360,868,109
Total number of portfolio holdings	42
Portfolio turnover for the reporting period	22%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Der iva
ti
ves
are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	8.2%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	8.1%
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares	7.2%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	6.5%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	6.4%
CTIVP ® – Principal Blue Chip Growth Fund, Class 1 Shares	5.5%
CTIVP ® – Westfield Select Large Cap Growth Fund, Class 1 Shares	4.8%
Variable Portfolio – Partners International Growth Fund, Class 1 Shares	4.8%
Variable Portfolio – Partners International Value Fund, Class 1 Shares	4.7%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	4.3%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	8.2%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	8.1%
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares	7.2%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	6.5%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	6.4%
CTIVP ® – Principal Blue Chip Growth Fund, Class 1 Shares	5.5%
CTIVP ® – Westfield Select Large Cap Growth Fund, Class 1 Shares	4.8%
Variable Portfolio – Partners International Growth Fund, Class 1 Shares	4.8%
Variable Portfolio – Partners International Value Fund, Class 1 Shares	4.7%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	4.3%